Refund Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Change in Refund Liabilities
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2022	2023
	US$	US$
Refund liabilities
Balance, beginning of year	3,882	6,471
Additions	19,196	5,780
Actual sales return and discount	(16,607)	(8,922)

Balance, end of year	6,471	3,329